Deposits (Maturity Schedule of Time Deposits) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Deposits [Abstract]
2025	¥ 1,031,624
2026	367,393
2027	243,922
2028	44,798
2029	73,043
Thereafter	114,278
Total	¥ 1,875,058	¥ 1,885,970